POST RETIREMENT BENEFIT PLAN (Details 4) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Defined Benefit Plan, Net Periodic Benefit Cost [Abstract]
Service cost	$ 36	$ 34	$ 138
Interest cost	105	111	$ 292
Amortization of prior service cost	(5)	(5)
Recognized net actuarial (gain) loss	(160)	(188)	$ 190
Net periodic benefit income (cost)	$ (24)	$ (48)	$ 620